Leases - Schedule of Lease (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Lease [Abstract]
Operating lease right-of-use assets		$ 1,792,622	$ 1,835,921
Less: accumulated amortization of operating lease right-of-use assets		(924,204)	(729,897)
Operating lease right-of-use assets, net		868,418	1,106,024
Operating lease liabilities, current		573,650	473,116
Operating lease liabilities, non-current		296,436	633,249
Total operating lease liabilities		870,086	1,106,365
Finance lease right-of-use assets		214,314	203,764
Less: accumulated amortization of finance lease right-of-use-assets		(67,582)	(9,286)
Finance lease right-of-use assets, net		146,732	194,478
Finance lease liabilities, current		38,816	36,277
Finance lease liabilities, non-current		88,723	127,834
Total finance lease liabilities		$ 127,539	$ 164,111
Weighted average remaining lease term (years)
Operating lease		1 year 6 months 7 days	2 years 4 months 2 days
Finance lease		3 years 1 month 13 days	4 years 1 month 9 days
Weighted average discount rate (1)
Operating lease	[1]	4.33%	4.77%
Finance lease	[1]	6.02%	6.15%
Operating lease:
Operating lease expense		$ 581,553	$ 567,188	$ 589,105
Short-term lease expense		49,024	45,086	86,084
Total operating lease expenses		630,577	612,274	675,189
Finance leases:
Amortization expense		47,323	15,301	4,675
Interest expense		9,272	3,251	888
Total finance lease expenses		56,595	18,552	5,563
Total lease expenses		$ 687,172	$ 630,826	$ 680,752

[1]	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.